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                                  June 10, 2004

EDGAR FILING
------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


                      Re:  Potomac Funds
                           File Nos. 333-28697 and 811-8243
                           --------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information ("SAI") for the Potomac ContraBond Fund used with respect to the above Registrant does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 27 ("PEA No. 27") to its Registration Statement on Form N-1A and that PEA No. 27 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9044.

                                            Very truly yours,

                                            /s/ David Joire

                                            David Joire

cc:  Daniel O'Neill
       Rafferty Asset Management, LLC